Prepaid Expenses	12 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Prepaid Expenses
(8) Prepaid Expenses

	Year ended June 30,
	2024	2023
	(In thousands of US Dollars)
Prepaid insurance	1,841	29
Other prepaid expenses	46	15
	1,887	44

As at June 30, 2024, the balance of prepaid insurance is predominantly comprised of the one year cover for Directors and Officers, effective from the date of the capital reorganisation.